Earnings/(Loss) per Share - Schedule of Basic and Diluted Earnings/(Loss) Per Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Income/(loss) for the year, attributable to the owners of the Group, basic	$ (109,739)	$ 53,510	$ (65,697)
Income/(loss) for the year, attributable to the owners of the Group, dilutive	$ (109,739)	$ 53,510	$ (65,697)
Denominator:
Issued ordinary shares (in shares)		239,421,312	271,853,731	278,566,306
Effect of shares issued & treasury shares purchased (in shares)	1,366,273	(17,397,423)	(2,263,773)
Effect of dilutive shares (in shares)	0	1,571,612	0
Weighted average number of ordinary shareholders to calculate basic earnings per share (in shares)	240,787,585	254,456,308	276,302,533
Weighted average number of ordinary shareholders to calculate diluted earnings per share (in shares)	240,787,585	256,027,920	276,302,533
Basic earnings/(loss) per share (in dollars per share)	$ (0.46)	$ 0.21	$ (0.24)
Diluted earnings/(loss) per share (in dollars per share)	$ (0.46)	$ 0.21	$ (0.24)